Accumulated Other Comprehensive Loss (Shares of Treasury Stock) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	36,511,053	36,500,000
Beginning balance	$ 817	$ 817
Treasury stock acquired, net of ESPP shares issued (in shares)	1,800,000	0
Treasury stock acquired, net of ESPP shares issued	$ 47	$ 0
Ending balance (in shares)	38,321,603	36,511,053	36,500,000
Ending balance	$ 864	$ 817	$ 817
Dividends declared to shareholders	$ 57	$ 46	$ 44